Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income	$ 5,904	$ 4,537	$ 5,156
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	337	439	466
Depreciation	815	672	595
Net amortization of securities premiums	540	650	740
Net amortization of loan origination costs	43	75	63
Deferred net loan origination costs	(348)	(410)	(124)
Amortization of core deposit intangible	79	67	105
Amortization of investment in low income housing partnership	800	612	479
Net (amortization) accretion of purchase fair value adjustments	(102)	17	(9)
Net realized loss (gain) on sales and calls of securities	188	(512)	(218)
Change in fair value of equity securities	1
Net (gain) loss on sales of other real estate owned	(60)	(8)	148
Earnings on bank owned life insurance and annuities	(352)	(352)	(371)
Deferred income tax (benefit) expense	(96)	681	320
Equity loss (gain) in unconsolidated subsidiary, net of dividends of $75, $61 and $55	194	(106)	(167)
Equity gain from acquisition of unconsolidated subsidiary	(415)
Stock-based compensation expense	82	71	67
Mortgage loans originated for sale		(4,170)	(1,582)
Proceeds from loans sold to others	95	4,257	1,822
Mortgage banking income	(70)	(107)	(228)
Gain from life insurance proceeds			(364)
(Increase) decrease in accrued interest receivable and other assets	(1,493)	(6)	461
(Decrease) increase in accrued interest payable and other liabilities	(821)	393	(1,056)
Net cash provided by operating activities	5,321	6,800	6,303
Investing activities:
Purchases of: Securities available for sale	(20,610)	(42,510)	(48,195)
Purchases of: FHLB stock			(111)
Purchases of: Premises and equipment	(548)	(2,703)	(542)
Purchases of: Bank owned life insurance and annuities	(39)	(40)	(53)
Proceeds from: Sales of securities available for sale	10,461	21,799	4,304
Proceeds from: Maturities of and principal repayments on securities available for sale	19,145	16,322	43,835
Redemption of FHLB stock	787	586
Proceeds from: Sale of student loans			1,796
Proceeds from: Proceeds from life insurance claims			1,016
Proceeds from: Sale of other real estate owned	352	1,007	144
Proceeds from: Sale of other assets	22	25	20
Net cash received from acquisition	7,561
Investment in low income housing partnerships	(100)	(2,045)	(923)
Net decrease in interest bearing time deposits with banks	735
Net increase in loans	(2,931)	(6,239)	(1,750)
Net cash provided by (used in) investing activities	14,835	(13,798)	(459)
Financing activities:
Net increase (decrease) in deposits	8,010	21,837	(1,293)
Net decrease in short-term borrowings and securities sold under agreements to repurchase	(7,258)	(10,427)	(2,861)
Issuance of long-term debt			10,000
Repayment of long-term debt	(10,000)		(7,500)
Cash dividends	(4,411)	(4,194)	(4,226)
Purchase of treasury stock	(70)	(86)	(927)
Common stock issued for stock plans	90
Treasury stock issued for employee stock plans	42	206	64
Net cash (used in) provided by financing activities	(13,597)	7,336	(6,743)
Net increase (decrease) in cash and cash equivalents	6,559	338	(899)
Cash and cash equivalents at beginning of year	9,897	9,559	10,458
Cash and cash equivalents at end of year	16,456	9,897	9,559
Supplemental information:
Interest paid	3,646	2,823	2,237
Income tax (refund) paid	(663)	735	200
Supplemental schedule of noncash investing and financing activities:
Transfer of loans to other real estate owned	681	716	313
Transfer of loans to other assets	12	$ 21	20
Securities sold settling after year-end			$ 104
Assets acquired:
Investment in time deposits with banks	3,675
Loans	31,331
Premises and equipment	125
Accrued interest receivable	123
Core deposit and other intangible assets	289
Bank owned life insurance	632
FHLB stock	124
Other assets	267
Assets acquired, total	36,566
Liabilities assumed:
Deposits	36,052
Pension liability	266
Liabilities assumed, total	$ 36,318